HIGHLIGHTS OF 2022	12 Months Ended
Dec. 31, 2022
HIGHLIGHTS OF 2022
HIGHLIGHTS OF 2022

NOTE 2 – HIGHLIGHTS OF 2022

2.1 – Sale of Equity Interest in Companhia Estadual de Transmissão de Energia Elétrica (CEEE-T)

In April 2022, Eletrobras sold all its equity interest of 32.66% in CEEE-T to CPFL Comercialização de Energia Cone Sul Ltda. For the sale of the shares, Eletrobras received R$1,101,896, generating a positive result of R$453,624. The sale of these shares is included in the Plan for the Disposal of Eletrobras’s minority equity interests and is within the scope of the initiative to sell interests in affiliated companies, under the terms of the Business and Management Master Plan (PDNG 2022-2026).

2.2 – Fundraising - Furnas

In the first half of 2022, the subsidiary Furnas raised funds in the amount of R$2,500,000. The funds obtained will be used to comply with the 2022 investment program, to pay more onerous debts and for any cash needs of the subsidiary. For further information, see note 26.

2.3 – Acquisition of control of Madeira Energia S.A. (MESA)

In June 2022, Furnas paid R$1,582,551 for new shares, issued by the investee MESA. With the payment of the shares, the participation of Furnas in MESA increased to 72.36%.

In July 2022, the rescission of the MESA Shareholders’ Agreement was signed. In this way, Furnas took control of MESA. For further information, see note 20.2.

2.4 – Voluntary Dismissal Plan

In November 2022, the Company launched the Voluntary Dismissal Plan, which covered employees retired pursuant to the official pension plan and retired until April 30, 2023, considering INSS criteria. The total amount recognized in the result with the launch of the plan was R$1,260,370. For further information, see note 40.2.

2.5 – Issuance of commercial notes

In December 2022, the Company issued 6,000,000 commercial notes totaling R$6,000,000. For further information, see note 26.